Income and other taxes - Reconciliation of effective tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Income before income taxes	$ 203,239	$ 280,086
Canadian statutory tax rate	23.80%	24.50%
Income tax expense calculated at Canadian statutory tax rate	$ (48,371)	$ (68,621)
Decrease (increase) in income tax expense resulting from:
Impact of profit (loss) of equity-accounted investees reported net of tax	(3,575)	9,392
Impact of income and losses taxed in foreign jurisdictions	13,178	14,268
Utilization of (valuation allowance taken against) unrecognized loss carryforwards and temporary differences	(81,527)	6,482
Impact of tax rate changes	1,997	34
Impact of foreign exchange	3,699	1,650
Other business taxes	(4,294)	2,791
Impact of items not taxable for tax purposes	2,929	4,555
Adjustments to prior years including resolution for certain outstanding audits	57,453	(340)
Other	66	(52)
Total income tax expense	$ (58,445)	$ (29,841)